Employee Benefit Plans - Summary of Stock-Based Compensation Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total compensation cost recognized for stock-based compensation plans	$ 42,700	$ 1,977	$ 7,100	$ 3,300
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total compensation cost recognized for stock-based compensation plans	3,694	1,977
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total compensation cost recognized for stock-based compensation plans	14,052	0
PRSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total compensation cost recognized for stock-based compensation plans	$ 24,967	$ 0